Fair value of financial instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Details) - Fair value, recurring basis - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Level 1
Assets
Cash and cash equivalents	$ 1,542
Restricted cash	461
Marketable securities	57
Level 3
Assets
Related party loans receivable	43
Temporary equity
Redeemable non-controlling interest	38
Level 2 | Interest rate cap agreement
Assets
Interest rate cap	$ 39
Predecessor | Level 1
Assets
Cash and cash equivalents		$ 1,255
Restricted cash		104
Marketable securities		124
Predecessor | Level 3
Assets
Related party loans receivable		53
Temporary equity
Redeemable non-controlling interest		0
Predecessor | Level 2 | Interest rate cap agreement
Assets
Interest rate cap		$ 0